Shareholder Report, Holdings (Details)	Dec. 31, 2025
Cohen & Steers Real Assets Fund, Inc. | Class A | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Cohen & Steers Real Assets Fund, Inc. | Class A | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Cohen & Steers Real Assets Fund, Inc. | Class A | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Cohen & Steers Real Assets Fund, Inc. | Class A | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Cohen & Steers Real Assets Fund, Inc. | Class A | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Cohen & Steers Real Assets Fund, Inc. | Class A | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Real Assets Fund, Inc. | Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Cohen & Steers Real Assets Fund, Inc. | Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Assets Fund, Inc. | Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cohen & Steers Real Assets Fund, Inc. | Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers Real Assets Fund, Inc. | Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Real Assets Fund, Inc. | Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cohen & Steers Real Assets Fund, Inc. | Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Cohen & Steers Real Assets Fund, Inc. | Class A | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cohen & Steers Real Assets Fund, Inc. | Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers Real Assets Fund, Inc. | Class A | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cohen & Steers Real Assets Fund, Inc. | Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Real Assets Fund, Inc. | Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class A | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class A | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class A | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class A | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Real Assets Fund, Inc. | Class C | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Cohen & Steers Real Assets Fund, Inc. | Class C | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Cohen & Steers Real Assets Fund, Inc. | Class C | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Cohen & Steers Real Assets Fund, Inc. | Class C | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Cohen & Steers Real Assets Fund, Inc. | Class C | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Cohen & Steers Real Assets Fund, Inc. | Class C | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Real Assets Fund, Inc. | Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Cohen & Steers Real Assets Fund, Inc. | Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Assets Fund, Inc. | Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cohen & Steers Real Assets Fund, Inc. | Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers Real Assets Fund, Inc. | Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Real Assets Fund, Inc. | Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cohen & Steers Real Assets Fund, Inc. | Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Cohen & Steers Real Assets Fund, Inc. | Class C | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cohen & Steers Real Assets Fund, Inc. | Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers Real Assets Fund, Inc. | Class C | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cohen & Steers Real Assets Fund, Inc. | Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Real Assets Fund, Inc. | Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class C | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class C | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class C | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class C | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Real Assets Fund, Inc. | Class I | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Cohen & Steers Real Assets Fund, Inc. | Class I | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Cohen & Steers Real Assets Fund, Inc. | Class I | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Cohen & Steers Real Assets Fund, Inc. | Class I | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Cohen & Steers Real Assets Fund, Inc. | Class I | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Cohen & Steers Real Assets Fund, Inc. | Class I | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Real Assets Fund, Inc. | Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Cohen & Steers Real Assets Fund, Inc. | Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Assets Fund, Inc. | Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cohen & Steers Real Assets Fund, Inc. | Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers Real Assets Fund, Inc. | Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Real Assets Fund, Inc. | Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cohen & Steers Real Assets Fund, Inc. | Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Cohen & Steers Real Assets Fund, Inc. | Class I | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cohen & Steers Real Assets Fund, Inc. | Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers Real Assets Fund, Inc. | Class I | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cohen & Steers Real Assets Fund, Inc. | Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Real Assets Fund, Inc. | Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class I | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class I | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class I | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class I | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Real Assets Fund, Inc. | Class R | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Cohen & Steers Real Assets Fund, Inc. | Class R | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Cohen & Steers Real Assets Fund, Inc. | Class R | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Cohen & Steers Real Assets Fund, Inc. | Class R | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Cohen & Steers Real Assets Fund, Inc. | Class R | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Cohen & Steers Real Assets Fund, Inc. | Class R | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Real Assets Fund, Inc. | Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Cohen & Steers Real Assets Fund, Inc. | Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Assets Fund, Inc. | Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cohen & Steers Real Assets Fund, Inc. | Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers Real Assets Fund, Inc. | Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Real Assets Fund, Inc. | Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cohen & Steers Real Assets Fund, Inc. | Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Cohen & Steers Real Assets Fund, Inc. | Class R | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cohen & Steers Real Assets Fund, Inc. | Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers Real Assets Fund, Inc. | Class R | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cohen & Steers Real Assets Fund, Inc. | Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Real Assets Fund, Inc. | Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class R | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class R | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class R | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class R | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Global Real Estate Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Global Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Global Listed Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Short-Duration Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Real Assets Fund, Inc. | Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Cohen & Steers Real Assets Fund, Inc. | Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Assets Fund, Inc. | Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cohen & Steers Real Assets Fund, Inc. | Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers Real Assets Fund, Inc. | Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Real Assets Fund, Inc. | Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cohen & Steers Real Assets Fund, Inc. | Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Cohen & Steers Real Assets Fund, Inc. | Class Z | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cohen & Steers Real Assets Fund, Inc. | Class Z | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class Z | TC Energy Corp. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Vinci SA (France)
Holdings [Line Items]
Percent of Net Asset Value	1.00%